Commitments and contingencies - Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Payments above limit		$ 700
Trade and other receivables		$ 95
Lynrock Lake
Disclosure of contingent liabilities [line items]
Share capital of the Company (in excess of)	9.80%	10.00%